Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010 item
Effect of interest rate swap hedges on results
Unrealized gains/(losses)	$ 24,915,000	$ 22,121,000	$ (739,000)
Unrealized and realized losses on interest rate swaps	(98,713,000)	(126,150,000)	(155,173,000)
Interest rate swap contracts
Financial Instruments
Unrealized gains/(losses) related to fair value changes	114,200,000	139,400,000	64,900,000
Hedge ineffectiveness gains (losses)	0	0	1,800,000
Interest rate swap contracts | Cash Flow Hedges
Financial Instruments
Fair Value of swap liabilities	(52,539,000)	(168,508,000)
Fair value of swap assets	(53,420,000)	(167,622,000)
Unrealized losses reclassified from accumulated OCI into earnings	88,900,000	116,600,000	67,600,000
Change in fair value	114,200,000	139,400,000	105,400,000
Effect of interest rate swap hedges on results
Total realized losses	(120,600,000)	(145,600,000)	(159,700,000)
Realized losses deferred in Other Comprehensive Loss	0	0	7,000,000
Realized losses expensed in consolidated Statements of Operations	(120,600,000)	(145,600,000)	(152,700,000)
Amortization of deferred realized losses	(4,000,000)	(4,000,000)	(3,500,000)
Unrealized gains/(losses)	25,200,000	22,800,000	(900,000)
Unrealized and realized losses on interest rate swaps	(99,400,000)	(126,800,000)	(157,100,000)
Number of new buildings cancelled which resulted in over-hedging position				3
Realized losses attributable to over-hedging position	0	0	19,000,000
The Royal Bank of Scotland | Interest rate swap contracts | 5.07% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(2,011,000)	(11,586,000)
The Royal Bank of Scotland | Interest rate swap contracts | 4.922% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.922%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities		(2,052,000)
The Royal Bank of Scotland | Interest rate swap contracts | 4.9775% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9775%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities		(6,732,000)
The Royal Bank of Scotland | Interest rate swap contracts | 5.12% p.a.
Financial Instruments
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(4,246,000)	(8,919,000)
The Royal Bank of Scotland | Interest rate swap contracts | 5.07% p.a.
Financial Instruments
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(4,248,000)	(8,869,000)
HSH Nordbank | Interest rate swap contracts | 4.855% p.a.
Financial Instruments
Notional Amount on Effective Date	400,000,000
Fixed Rate (Danaos pays) (as a percent)	4.855%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities		(17,298,000)
CITI | Interest rate swap contracts | 5.124% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.124%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(2,895,000)	(12,520,000)
CITI | Interest rate swap contracts | 5.1775% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.1775%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(3,008,000)	(12,738,000)
CITI | Interest rate swap contracts | 4.9975% p.a.
Financial Instruments
Notional Amount on Effective Date	250,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9975%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities		(9,797,000)
CITI | Interest rate swap contracts | 5.1% p.a.
Financial Instruments
Notional Amount on Effective Date	250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.10%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(10,167,000)	(21,774,000)
CITI | Interest rate swap contracts | 4.98% p.a.
Financial Instruments
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(4,249,000)	(8,754,000)
CITI | Interest rate swap contracts | 4.695% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.695%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(9,524,000)	(17,870,000)
Eurobank | Interest rate swap contracts | 4.8125% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.8125%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(8,428,000)	(17,067,000)
Eurobank | Interest rate swap contracts | 4.755% p.a.
Financial Instruments
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.755%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(3,763,000)	(12,532,000)
ABN Amro | Interest rate swap contracts | 1.4975% p.a.
Financial Instruments
Notional Amount on Effective Date	325,000,000
Fixed Rate (Danaos pays) (as a percent)	1.4975%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair value of swap assets	(617,000)	382,000
ABN Amro | Interest rate swap contracts | 1.4125% p.a.
Financial Instruments
Notional Amount on Effective Date	250,000,000
Fixed Rate (Danaos pays) (as a percent)	1.4125%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair value of swap assets	$ (264,000)	$ 504,000